Income Taxes (Components of tax expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Abstract]
Current income tax expense	$ 11.9	$ 3.8
Deferred income tax (recovery) expense	(16.3)	6.5
Income tax (recovery) expense recognized in net loss	$ (4.4)	$ 10.3